Statements Of Changes In Partners' Capital (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
General Partner [Member]
Net asset value per unit	$ 169.55	$ 191.07
Limited Partners Series A [Member]
Net asset value per unit	$ 169.55	$ 191.07
Limited Partners Series B [Member]
Net asset value per unit	$ 166.92	$ 190.44